Segment reporting (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Schedule of Segment Profit by Operating Segment
Since 2017, the Group is fully focused on the development of its immuno-oncology platform. Therefore, as of June 30, 2023, most of the R&D expenses were incurred in the immuno-oncology segment, in line with prior year.

	For the Six-month period ended June 30, 2022
€ ‘000	Cardiology	Immuno-oncology	Corporate	Group Total

Revenue recognized at a point in time	—	—	—	—
Revenue recognized over time	—	—	—	—
Total Revenue	—	—	—	—
Cost of Sales	—	—	—	—
Gross Profit	—	—	—	—
Research & Development expenses	(268)	(10 259)	—	(10 527)
General & Administrative expenses	—	—	(6 245)	(6 245)
Change in fair value of contingent consideration	—	1 128	—	1 128
Net Other income/(loss)	(74)	1 641	—	1 567

Operating Profit/(Loss)	(342)	(7 490)	(6 245)	(14 077)

Net financial income/(loss)	(19)	(68)	108	21
Profit/(Loss) before taxes	(361)	(7 558)	(6 137)	(14 056)
Income Taxes	—	—	—	—

Profit/(Loss) for the six-month period ended June 30, 2022	(361)	(7 558)	(6 137)	(14 056)

	For the Six-month period ended June 30, 2023
€ ‘000	Cardiology	Immuno-oncology	Corporate	Group Total

Revenue recognized at a point in time	44	—	—	44
Revenue recognized over time	—	—	—	—
Total Revenue	44	—	—	44
Cost of Sales	(44)	—	—	(44)
Gross Profit	—	—	—	—
Research & Development expenses	(355)	(1 784)	—	(2 139)
General & Administrative expenses	—	—	(3 665)	(3 665)
Change in fair value of contingent consideration	—	—	—	—
Net Other income/(loss)	(16)	1 249	826	2 059

Operating Profit/(Loss)	(371)	(535)	(2 840)	(3 745)

Net financial income/(loss)	—	(8)	13	5
Profit/(Loss) before taxes	(371)	(543)	(2 827)	(3 740)
Income Taxes	—	—	—	—

Profit/(Loss) for the six-month period ended June 30, 2023	(371)	(543)	(2 827)	(3 740)